CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
NET LOSS	$ 8,193	$ 4,647	$ 12,701	$ 7,732
OTHER COMPREHENSIVE INCOME:
Net unrealized gains from marketable securities	(11)		(167)	(18)
Gains (losses) on marketable securities reclassified into net loss	2		4	(67)
Net unrealized losses (gains) on derivative financial instruments	52	(73)	(26)	(58)
Gains on derivative financial instruments reclassified into net loss			4
TOTAL OTHER COMPREHENSIVE LOSS (INCOME)	43	(73)	(185)	(143)
TOTAL COMPREHENSIVE LOSS	$ 8,236	$ 4,574	$ 12,516	$ 7,589